Operating segment	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Operating segment
(9)	Operating segment-
The Group has one operating segment, air transportation. This is based on the Group’s internal reporting structure to the Chief Operating Decision Maker which is the CEO of the Company. The main measure of profit and loss for segment is total operating income.
Geographical revenue segment information is shown as follows:

	2025	2024	2023
Domestic	$1,966,895	2,242,026	2,036,773
International	3,393,675	3,377,828	2,879,324

	$5,360,570	5,619,854	4,916,097

Substantially all assets are located in Mexico.